Carrying Amounts of Computer and Network Equipment Pledged to Secure Banking Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 Property USD ($)	Dec. 31, 2013 Property CNY	Dec. 31, 2012 Property CNY	Dec. 31, 2013 Computer and Network Equipment USD ($)	Dec. 31, 2013 Computer and Network Equipment CNY	Dec. 31, 2012 Computer and Network Equipment CNY
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 0	0	19,381	$ 15,549	94,129	46,320